CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (USD $) In Millions, except Share data in Thousands, unless otherwise specified	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Treasury Stock [Member]	Accumulated Other Comprehensive Income [Member]	Accumulated Translation Adjustment [Member]	Accumulated Pension Liability [Member]	Accumulated Deferred Loss on Hedging Activity [Member]
Balance at Sep. 30, 2010		$ 1.1	$ 1,569.5	$ 2,353.9	$ (1,667.6)		$ 20.8	$ (162.7)	$ (15.4)
Balance (Shares) at Sep. 30, 2010		(108,009)			(37,653)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Activity under stock plans			24.1	(2.1)	17.9
Activity under stock plans (Shares)					469
Net earnings	261.2			261.2
Accrued dividends				0
Treasury stock purchased					(276.0)
Treasury stock purchased (shares)					(3,749)
Treasury share retirement		0		0	0
Treasury share retirement (shares)					0
Foreign currency translation adjustment	(8.7)						(8.7)
Pension/postretirement activity	(26.4)							(26.4)
Activity	11.7								11.7
Balance at Sep. 30, 2011	2,101.3	1.1	1,593.6	2,613.0	(1,925.7)	(180.7)	12.1	(189.1)	(3.7)
Balance (Shares) at Sep. 30, 2011		(108,009)			(40,933)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Activity under stock plans			28.1	(3.1)	14.8
Activity under stock plans (Shares)					370
Net earnings	408.9			408.9
Accrued dividends				(25.6)
Treasury stock purchased					(417.8)
Treasury stock purchased (shares)					(5,924)
Treasury share retirement		0		0	0
Treasury share retirement (shares)		0			0
Foreign currency translation adjustment	(11.9)						(11.9)
Pension/postretirement activity	(24.8)							(24.8)
Activity	(0.4)								(0.4)
Balance at Sep. 30, 2012	2,069.5	1.1	1,621.7	2,993.2	(2,328.7)	(217.8)	0.2	(213.9)	(4.1)
Balance (Shares) at Sep. 30, 2012		(108,009)			(46,487)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Activity under stock plans			7.2	(1.9)	35.0
Activity under stock plans (Shares)					802
Net earnings	407.0			407.0
Accrued dividends	(108.1)			(108.1)
Treasury stock purchased					0
Treasury stock purchased (shares)					0
Treasury share retirement		(0.4)		(2,146.1)	2,146.5
Treasury share retirement (shares)		(42,757)			42,757
Foreign currency translation adjustment	4.6						4.6
Pension/postretirement activity	35.7							35.7
Activity	4.6								4.6
Balance at Sep. 30, 2013	$ 2,453.6	$ 0.7	$ 1,628.9	$ 1,144.1	$ (147.2)	$ (172.9)	$ 4.8	$ (178.2)	$ 0.5
Balance (Shares) at Sep. 30, 2013		(65,252)			(2,928)